SHARE BASED PAYMENTS	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
SHARE BASED PAYMENTS [Text Block]

6.      SHARE BASED PAYMENTS

(a)     Stock options

The Company has a stock option plan whereby the Company is authorized to grant up to 12,108,016 options. Vesting and the term of an option is determined at the discretion of the Board of Directors of the Company.

The continuity of stock options for the periods as at December 31, 2015 and March 31, 2015, are as follows:

		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)

Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000
Exercised	(94,640)	$0.60	-
Granted	1,850,000	0.88	-

Balance outstanding at December 31, 2015	6,675,360	$1.08	$2,588,702

Balance exercisable at December 31, 2015	4,272,279	$1.16	$1,637,490

The options outstanding and exercisable at December 31, 2015 are as follows:

		Options
		outstanding
		remaining			Number of
Number of		contractual life	Exercise	Grant date fair	options
options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	3.46	$0.60	$0.23	2,346,667
155,360	June 20, 2019	3.46	$0.60	$0.23	124,110
100,000	July 14, 2017	1.54	$2.52	$1.06	100,000
450,000	December 8, 2019	3.94	$2.92	$1.65	450,000
100,000	December 8, 2019	3.94	$2.92	$1.49	66,667
400,000	December 8, 2019	3.94	$2.96	$1.56	300,000
100,000	March 16, 2020	4.21	$3.20	$1.61	33,334
50,000	August 15, 2015	4.62	$0.98	$0.39	16,667
750,000	October 21, 2020	4.81	$0.87	$0.33	187,500
550,000	October 28, 2020	4.83	$0.84	$0.44	550,000
400,000	October 28,2020	4.83	$0.84	$0.36	64,000
100,000	December 31, 2020	5.00	$1.24	$0.50	33,334
6,675,360					4,272,279

The fair value of stock options granted during the periods ended December 31, 2015 and 2014 were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31, 2015	December 31, 2014

Stock price	$0.822	$1.33
Exercise Price	$0.878	$1.10
Expected life	3.6 years	3.9 years
Expected volatility	67.85%	67.85%
Risk – free interest rate	0.84%	1.32%
Dividend rate	0.00%	0.00%

The Company has adopted the simplified method prescribed by the SEC in SAB Topic 14 in respect of estimating the expected term of its stock options as its limited share purchase option history does not provide a reasonable basis to estimate the expected terms. Expected volatility was determined by reference to the average volatility rates of other companies in the same industry due to the Company’s limited trading history.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are performing services for Neurohabilitation Corporation (“NHC”) are required to be accounted for as derivative liabilities once the services have been performed and the options have vested because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than NHC’s functional currency. Stock options awarded to non-employees that are not vested are re-measured at their respective fair values at each reporting period and accounted for as equity awards until the terms associated with their vesting requirements have been met. The changes in fair value of the unvested non-employee awards are reflected in their respective operating expense classification in the Company’s Consolidated Statement of Comprehensive Income (Loss).

The non-employee stock options and warrants that are required to be accounted for as liabilities are summarized as follows for the periods ended December 31, 2015 and March 31, 2015:

	Nine months ended December 31, 2015 $	Nine months ended December 31, 2014 $

Fair value of non-employee options, beginning of the period	1,581,444	-
Issuance	-	767,879
Reallocation of vested non-employee options	690,885	42,227
Change in fair value of non-employee stock options during the period	(725,520)	739,375

Fair value of non-employee options, end of the period	1,546,809	1,549,481

The non-employee options that have vested are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

Share-based payments are classified in the Company’s Statement of Loss as follows for the period ended December 31, 2015 and 2014:

	Three months ended December 31, 2015 $	Nine months ended December 31, 2015 $	Three months ended December 31, 2014 $	Nine months ended December 31, 2014 $

Consulting fees	(36,300)	(45,199)	871,269	1,033,200
Research and development	315,031	57,550	239,463	578,120
Wages and salaries	52,737	419,635	(77,784)	359,025

	331,468	431,986	1,032,948	1,970,345

(b) Share Purchase Warrants

The continuity of warrants for the nine months ended December 31, 2015 is as follows:

	Number of warrants		Weighted Average Exercise Price
	CAD	US	CAD $	US $
Balance March 31, 2015	8,444,400	-	$1.00	-
Granted		1,750,831	-	2.06
Exercised	(14,400)	-	$1.00	-
Balance December 31, 2015	8,430,000	1,750,831	$1.00	2.06

The warrants outstanding and exercisable at December 31, 2015 are as follows:

Number of warrants outstanding	Exercise Price	Expiry Date
8,430,000	CAD $1.00	May 30, 2016
452,032	US $3.00	April 30, 2018
167,731	US $3.00	June 26, 2018
18,978	US $2.15	June 26, 2020
62,878	US $3.00	July 17, 2018
7,545	US $2.15	July 17, 2020
1,041,667	US $1.44	November 10, 2018

During the nine months ended December 31, 2015, the Company issued an aggregate of 1,750,931 common stock purchase warrants that are required to be accounted for as liabilities pursuant to ASC 815 because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than the Company’s functional currency.

Pursuant to the guidance of ASC 815, warrants having an exercise price denominated in a currency other than the functional currency of the Company are required to be accounted for as liabilities are accounted for at their respective fair values, with the change in fair value recorded on the consolidated statement of operations as other income.

The warrants having an exercise price denominated in a currency other than the functional currency of the Company that are required to be accounted for as liabilities are summarized as follows for the periods ended December 31, 2015 and 2014:

	Nine months ended December 31, 2015 $	Nine months ended December 31, 2014 $

Fair value of warrants, beginning of the period	-	-
Issuance	739,190	-
Change in fair value of warrants during the period	(387,871)	-

Fair value of warrants, end of the period	351,319	-

The fair value of the warrants issued during the periods ended December 31, 2015 and 2014 were estimated using the Black-Scholes pricing model with the following weighted average assumptions:

	December 31, 2015	December 31, 2014

Stock price	$0.73	-
Exercise Price	$1.44	-
Expected life	3.0 years	-
Expected volatility	67.85%	-
Risk – free interest rate	0.96%	-
Dividend rate	0.00%	-

The warrants are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the warrants will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

6.	SHARE BASED PAYMENTS

(a)	Stock options

The number of securities below reflects the Recapitalization and the exchange ratio retrospectively.

The Company has a stock option plan whereby the Company is authorized to grant up to 12,108,016 options. Vesting and the term of an option is determined at the discretion of the Board of Directors of the Company.

On April 1, 2013, the Company granted a consultant company 930,031 options for 10 years upon completion of certain services in accordance with a consulting agreement to lead the design and manufacturing program of the Company’s technology. On December 4, 2013, 654,481 options vested. On May 11, 2014, all these options had vested and were exercised for 930,031 common shares.

On October 30, 2013, the Company granted 2,300,000 options exercisable for 10 years to a consultant company for strategic business advisory services which are to vest upon completion of two milestones. On February 11, 2014, 1,150,000 options were vested upon completion of the first of the two milestones. On April 28, 2014, the remaining 1,150,000 options were vested upon completion of the second milestone. On May 1, 2014, all 2,300,000 options were exercised for 2,300,000 shares.

On June 19, 2014, the Company granted 3,520,000 options to directors, officers, and consultants exercisable at CAD $0.60 for 5 years. One third of these options vested immediately upon granting. The remaining two thirds of the options will vest on June 19, 2015, and June 19, 2016 respectively.

On June 20, 2014, the Company granted 250,000 options to an investor relations consultant exercisable at CAD $0.60 for 5 years. 12.5% of these options vested immediately upon granting. The remaining 87.5% will vest at a rate of 12.5% every three months beginning September 20, 2014.

On July 14, 2014, the Company granted 100,000 options to a consultant exercisable at CAD $2.52 for 3 years. 25% of these options vested immediately upon granting. The remaining options will vest at a rate of 25% on September 30, 2014, December 31, 2014, and March 31, 2015, respectively.

On December 8, 2014, the Company granted 450,000 options to members of its scientific advisory board exercisable at CAD $2.92 for 5 years. All of these options vested immediately upon granting.

On December 8, 2014, the Company granted 100,000 options to a new director exercisable at CAD $2.92 for 5 years. One third of these options vested immediately upon granting. The remaining two thirds of the options will vest on December 8, 2015, and December 8, 2016 respectively.

On December 8, 2014, the Company granted 400,000 options to its new Chief Medical Officer exercisable at CAD $2.96 for 5 years. 25% of these options vested immediately upon granting. The remaining options will vest at a rate of 25% on June 8, 2015, December 8, 2015, and June 8, 2016, respectively.

On March 16, 2015, the Company granted 100,000 options to a new director exercisable at CAD $3.20 for 5 years. One third of these options vested immediately upon granting. The remaining two thirds of the options will vest on March 16, 2016, and March 16, 2017 respectively.

The continuity of stock options for the period ended March 31, 2015 and 2014 is as follows:

		Weighted
		Average	Aggregate
		Exercise Price	Intrinsic Value
	Number	(CAD)	(CAD)
Balance, March 31, 2013	-	-
Granted	3,230,031	$0.0003	$-

Balance, March 31, 2014	3,230,031	$0.0003	$-
Granted	4,920,000	$1.14	$-
Exercised	(3,230,031)	$0.0003	$-

Balance outstanding at March 31, 2015	4,920,000	$1.14	$10,120,000

Balance exercisable at March 31, 2015	2,015,001	$1.41	$7,757,667

The options outstanding and exercisable at March 31, 2015 are as follows:

		Options
		outstanding
		remaining
		contractual life	Exercise	Grant date fair	Number of options
Number of options	Expiry date	(years)	Price (CAD)	value (CAD)	exercisable

3,520,000	June 18, 2019	4.22	$0.60	$0.23	1,173,333
250,000	June 20, 2019	4.22	$0.60	$0.23	125,000
100,000	July 14, 2017	2.29	$2.52	$1.06	100,000
450,000	December 8, 2019	4.69	$2.92	$1.65	450,000
100,000	December 8, 2019	4.69	$2.92	$1.49	33,334
400,000	December 8, 2019	4.69	$2.96	$1.56	100,000
100,000	March 16, 2020	4.96	$3.20	$1.61	33,334
4,920,000					2,015,001

The weighted average grant date fair value of stock options granted during the year ended March 31, 2015 of CAD$0.54 was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: stock price - CAD$1.06 ; exercise price - CAD$1.14 ; expected risk-free interest rate - 1.08%; expected life - 4.1 years; expected volatility - 67.85% and expected dividend rate - 0%. The Company has adopted the simplified method prescribed by the SEC in SAB Topic 14 in respect of estimating the expected term of its stock options as its limited share purchase option history does not provide a reasonable basis to estimate the expected terms. As well, expected volatility was determined by reference to the average volatility rates of other companies in the same industry due to the Company’s limited trading history.

Non-Employee Stock Options

In accordance with the guidance of ASC 815-40-15, stock options awarded to non-employees that are performing services for Neuro are required to be accounted for as derivative liabilities once the services have been performed and the options have vested because they are considered not to be indexed to the Company’s stock due to their exercise price being denominated in a currency other than Neuro’s functional currency. Stock options awarded to non-employees that are not vested are accounted for as equity awards until the terms associated with their vesting requirements have been met.

The non-employee stock options are accounted for at their respective fair values and are summarized as follows for the years ended March 31, 2015 and 2014:

	2015	2014
	$	$

Fair value of non-employee options, beginning of the period	-	-
Fair value of non-employee options, at issuance	767,879	-
Reallocation of vested non-employee options	74,190
Change in fair value of non-employee stock options during the period	739,375	-

Fair value of non-employee options, end of the period	1,581,444	-

The non-employee options are required to be re-valued with the change in fair value of the liability recorded as a gain or loss on the change of fair value of derivative liability and included in other items in the Company’s Consolidated Statements of Loss at the end of each reporting period. The fair value of the options will continue to be classified as a liability until such time as they are exercised, expire or there is an amendment to the respective agreements that renders these financial instruments to be no longer classified as a liability.

Stock-based compensation related to the grant of each of employee and non-employee options is summarized as follows for the years ended March 31, 2015 and 2014 and for the period from January 22, 2013 (date of incorporation) to March 31, 2013:

Date of grant	Number	2015	2014	2013
		(restated) $	$	$

Employee options
April 1, 2013	930,031	-	247,075	-
October 30, 2013	2,300,000	50,303	560,082	-
June 19, 2014	1,970,000	165,996	-	-
July 14, 2014	75,000	74,190	-	-
December 8, 2014	100,000	43,229	-	-
December 8, 2014	400,000	135,564	-	-
March 16, 2015	100,000	41,987	-	-
	5,875,031	511,269	807,157	-
Options exercised	(3,230,031)	-	-	-
	2,645,000	511,269
Non-employee
options
June 19, 2014	1,800,000	1,158,822	-	-
July 14, 2014	25,000	24,730	-	-
December 8, 2014	450,000	646,055	-	-
	2,275,000	1,824,607	-	-

	4,920,000	2,340,876	807,157	-

Share-based payments are classified in the Company’s Statement of Loss as follows for the years ended March 31, 2015 and 2014 and for the period from January 22, 2013 (date of incorporation) to March 31, 2013:

	2015	2014	2013
	(restated) $	$	$

Consulting fees	1,167,281	807,157	4,250,000
Research and development	721,601	-	4,250,000
Wages and salaries	451,994	-

	2,340,876	807,157	8,500,000

At March 31, 2015, the aggregate unamortized stock based compensation cost remaining to be recognized totals $2,303,664 with $2,070,656 expected to be recognized in the year ended March 31, 2016 and $233,008 expected to be recognized in the fiscal year ended March 31, 2017.

The Company used the Black Scholes option pricing model to estimate the fair value of the options as the fair value of the services provided could not be reliably calculated. The following assumptions were used:

		March 31, 2015	March 31, 2014
Stock Price	CAD$	0.50 - 3.18	0.27
Exercise Price	CAD$	0.60 - 3.20	0.0003
Risk-free interest rate (%)		0.53 - 1.42	1.20 - 1.65
Dividend yield (%)		0.00	0.00
Expected volatility (%)		67.85	97.73 - 116.82
Expected option life (years)		3.00 - 5.00	4.33 - 5.00

The Black Scholes option pricing model was developed for use in estimating the fair value of share options that have no vesting provisions and are fully transferable. Also, option-pricing models require the use of estimates and assumptions including the expected volatility. The Company uses expected volatility rates which are based upon the average volatility rates of other companies in the same industry, due to the Company’s limited history. The Company based the current stock price on the value per shares issued to date. Changes in the underlying assumptions can materially affect the fair value estimates.

(b)	Share Purchase Warrants

The Company closed its Private Placement at CAD $0.50 per unit of 15,240,000 units raising CAD $7.62 million on May 30, 2014. Each unit consists of one common stock of the Company and one half of a warrant of the Company where one full warrant is exercisable for 2 years at CAD $1.00 into one common share.

The proceeds of the private placement were allocated between the common shares and the warrants on a relative fair value basis with an amount of $578,961 allocated to the warrants. In addition, the Company issued 824,400 finder’s warrants exercisable at CAD $1.00 for 2 years. The fair value of the finders’ warrants was determined to be $67,709.

The fair values attributable to the warrants were determined by using the Black Scholes model based on the following assumptions:

Stock price	CAD$0.50
Exercise price	CAD$1.00
Risk-free interest rate (%)	1.09
Dividend yield (%)	-
Expected volatility (%)	67.85
Expected option life (years)	1.17

The continuity of warrants for the period ended March 31, 2015 and 2014 is as follows:

			Warrants Outstanding
	Number of		Weighted Average Exercise Price
	warrants
Balance, March 31, 2013 and 2014	-		$-
Granted	8,444,400	$	CAD1.00
Balance, March 31, 2015	8,444,400	$	CAD1.00

The warrants outstanding and exercisable at March 31, 2015 are as follows:

		Grant date
Number of warrants outstanding	Exercise Price (CAD)	Fair value (CAD)	Expiry Date
7,620,000	$1.00	$0.0899	May 30, 2016
824,400	$1.00	$0.0899	May 30, 2016